Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Summary of Charged By Our Related Parties
The amounts charged by the Company’s related parties comprised the following:

		Year ended December 31,
	Location in statement of income	2022	2023	2024
Management fees	Management fees – related Party	5,242,990	4,531,920	4,258,240
Brokerage commissions	Voyage expenses – related Party	1,871,071	1,779,488	2,063,228
Superintendent fees	Vessels’ operating expenses – related party	120,000	110,500	120,000
Crew management fees	Vessels’ operating expenses – related party	915,450	800,750	755,002
Supervision fees	Vessels, net	—	—	1,100,000
Commissions – vessels purchased	Vessels, net	—	—	1,170,000
Commissions – vessels sold	Net loss/(gain) on sale of vessels	120,250	728,150	—
Commissions – assets held for sale	Impairment loss	108,000	353,400	—
Executive compensation	General and administrative expenses	924,503	970,382	946,007
Rental expense	General and administrative expenses	88,326	104,167	103,445